As filed with the SEC on September 25, 2013 .	Registration No. 333-112809
Registration No. 811-03974

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 17

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 138
_____________

PRUCO LIFE OF NEW JERSEY
VARIABLE APPRECIABLE ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(Name of Depositor)

213 Washington Street
Newark, New Jersey 07102
(800) 778-2255
(Address and telephone number of principal executive offices)
_____________

Sun-Jin Moon
Vice President and Assistant Secretary
Pruco Life Insurance Company of New Jersey
213 Washington Street
Newark, New Jersey 07102
(Name and address of agent for service)

Copy to:
Christopher E. Palmer, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001
_____________

It is proposed that this filing will become effective (check appropriate space):

□ immediately upon filing pursuant to paragraph (b) of Rule 485
■ on October 7, 2013 pursuant to paragraph (b) of Rule 485
(date)
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
□ on pursuant to paragraph (a)(1) of Rule 485
(date)

■ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Pruco Life Insurance Company of New Jersey

EXPLANATORY NOTE

This Post-Effective Amendment No. 17 to the Securities Act of 1933 and Post-Effective Amendment No. 138 of the Investment Company Act of 1940 to the Registration Statement on Form N-6 is filed with the sole purpose to extend the effective date to October 7, 2013.  This Post-Effective Amendment for the Pruco Life of New Jersey Variable Appreciable Account incorporates by reference the Registrant's Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) and relates to Acc-no: 0000741313-13-000029,  Pruco Life Insurance Company of New Jersey’s PruLife Custom Premier II, Post-Effective Amendment No. 15 (’33 Act)and 136 (’40 Act), which was filed with the Securities and Exchange Commission on June 28, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey on this 25th day of September, 2013.
(Seal)
Pruco Life of New Jersey Variable Appreciable Account
(Registrant)

By: Pruco Life Insurance Company of New Jersey
(Depositor)

Attest: /s/ Sun-Jin Moon Sun-Jin Moon Assistant Secretary	By: /s/ Robert F. O’Donnell Robert F. O’Donnell President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 25th day of September, 2013.

Signature and Title

/s/ *
John Chieffo
Vice President and Director

/s/ *
Yanela C. Frias
Vice President, Chief Financial Officer, Chief Accounting Officer, and Director

/s/ *
Bernard J. Jacob
Director

/s/ *
Richard F. Lambert
Director

/s/ *
Robert F. O'Donnell
President, Chief Executive Officer, and Director

/s/ *
Kent D. Sluyter
Director

/s/*
Kenneth Y. Tanji
Treasurer and Director
*By: /s/ Sun-Jin Moon Sun-Jin Moon (Attorney-in-Fact)